Charles Schwab Investment Management, Inc.
211 Main Street
San Francisco, CA 94105
October 18, 2011
VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549
Re:    Strategic Trust (File Nos. 333-160595 and 811-22311)
Schwab U.S. Small-Cap Growth Equity ETF
Schwab U.S. Small-Cap Value Equity ETF
Post-Effective Amendment No. 18
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectus and Statement of Additional Information, dated October 14, 2011, for the above-named fund that would have been filed pursuant to Rule 497(c) do not differ from the prospectus and Statement of Additional Information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.
Sincerely,

/s/ David J. Lekich David J. Lekich
Vice President
Charles Schwab Investment Management, Inc.